Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Employee Benefits [Abstract]
Schedule of net defined benefit liability [text block]
	December 31,
	2017	2018
	(in thousands)
Present value of defined benefit obligation	$(3,128,927)	(3,257,962)
Fair value of plan assets	2,213,018	2,367,273
Net defined benefit liability	$(915,909)	(890,689)

Schedule of reconciliation for net defined benefit liability and its components [text block]
	Defined benefit obligation		Fair value of plan assets		Net defined benefit asset (liability)
	2017	2018	2017	2018	2017	2018
	(in thousands)
Balance at January 1,	$(3,027,176)	(3,128,927)	2,105,690	2,213,018	(921,486)	(915,909)
Included in profit or loss
Service cost	(6,242)	(5,289)	-	-	(6,242)	(5,289)
Interest cost	(53,624)	(49,598)	-	-	(53,624)	(49,598)
Expected return on plan assets	-	-	37,902	35,408	37,902	35,408
	(59,866)	(54,887)	37,902	35,408	(21,964)	(19,479)
Included in other comprehensive income
Remeasurements (loss) gain:
Actuarial (loss) gain arising from:
- demographic assumptions	(21,054)	(15,795)	-	-	(21,054)	(15,795)
- financial assumptions	(126,708)	(178,212)	-	-	(126,708)	(178,212)
- experience adjustment	66,016	84,437	-	-	66,016	84,437
Return on plan assets excluding interest income	-	-	(16,345)	52,614	(16,345)	52,614
	(81,746)	(109,570)	(16,345)	52,614	(98,091)	(56,956)
Other
Contributions paid by the employer	-	-	102,870	102,831	102,870	102,831
Benefits paid	37,528	36,915	(17,099)	(36,598)	20,429	317
Effect of changes in exchange rates and others	2,333	(1,493)	-	-	2,333	(1,493)
	39,861	35,422	85,771	66,233	125,632	101,655
Balance at December 31,	$(3,128,927)	(3,257,962)	2,213,018	2,367,273	(915,909)	(890,689)

Schedule of principal actuarial assumptions used [text block]
	December 31,
	2017	2018
Discount rate	0.21%~1.60%	0.21%~1.22%
Rate of increase in future salary	0.77%~4.49%	0.77%~4.49%

Disclosure of additional information about defined benefit plans [text block]
Reasonably possible changes at December 31, 2017 and 2018 to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below.

	December 31, 2017		December 31, 2018
	Changes in assumptions		Changes in assumptions
	+ 0.25%	- 0.25%	+ 0.25%	- 0.25%
	(in thousands)		(in thousands)
Discount rate	$(158,160)	167,594	(160,307)	169,544
Rate of increase in future salary	$164,867	(156,470)	166,250	(158,100)